Discontinued Operations and Assets Held for Sale (Table Illustration of Discontinued Operations in Income Statement) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations
Revenues	$ 47,843	$ 72,645	$ 252,434
Operating expenses	(18,014)	(26,364)	(110,854)
Depreciation and Amortization, Discontinued Operations	(16,423)	(31,151)	(81,369)
Operating income	13,406	15,130	60,211
Interest expense	(11,499)	(18,846)	(61,567)
Income (loss) before gain on sales	1,907	(3,716)	(1,356)
Gain on sale of depreciable properties	133,242	13,467	100,882
Income (loss) from discontinued operations	$ 135,149	$ 9,751	$ 99,526